Loan facilities and lines of credit	12 Months Ended
Dec. 31, 2022
Lines of credit and loan facilities
Loan facilities and lines of credit

32.	Loan facilities and lines of credit
As of December 31, 2022, the Group’s loan facilities were classified into different types as follows:

As of December 31, 2022
(RMB in millions)
Unsecured senior notes (Note 17)	10,224
Unsecured borrowings (*)	24,327
Secured borrowings (**)	7,828

Total	42,379

(*)
As of December 31, 2022, the un
secured borrowings mainly consisted of borrowings without collaterals under loan facility agreements and borrowed from wel
l-known financial institutions. The major unsecured borrowings are listed as below.

In October 2021, the
Group entered into a
one-year
HK$
15,931

m
illion term loan facility agreement with
5
lead arrangers. The term loans under this facility were priced at
50
basis points over Hong Kong Interbank Offered Rate (“HIBOR”) on and from th
e date of first loan made or to be made (“Initial Utilization Date”) to and including the date falling 6 months from the Initial Utilization Date, and thereafter at
70
basis points over HIBOR. In February
and
 May 2022, the Group drew down HK$
6,300

million
 and HK$
2,741

million under the facility commitment, respectively. As of December
 31, 2022, the borrowings above were recorded in short-term debts in the consolidated balance sheets and the undrawn balance was HK$
6,890

million under this agreement.

The borrowings wer
e fully repaid in February 2023. The Group entered into another one-year HK$9,041

m
illion term loan facility agreement to refinance the loan and drew down all the facility in February 2023.
In December 2021, the Group entered into a 5-year US$2,000 million unsecured term and revolving loan facility with 5 lead arrangers. The term and revolving loans under this facility were priced at 85 basis points over London Interbank Offered Rate, which was amended to the secured overnight financing rate (“SOFR”) in September 2022. In April 2022, the Group drew down US$1,000 million under the facility commitment, which will be due in 2027. As of December 31, 2022, RMB6,965 million of the borrowings above were recorded in long-term borrowings in the consolidated balance sheets and the undrawn balance was US$1,000 million under the credit facilities agreement.
In December

2022, the Group entered into a seven-year RMB3,000 million term loan facility agreement. The term loans under this facility were priced at 145 basis points below Loan Prime Rate (“LPR”). In December 2022, the Group drew down
RMB2,000 million under the facility commitment. As of December 31, 2022, RMB10 million was recorded in short-term debts and
RMB1,990
million borrowings
were recorded in long-term borrowings in the consolidated balance sheets.
The undrawn balance was
RMB1,000
million under this agreement.
As of December 31, 2022, in addition to the above unsecured borrowings, RMB3,185 million and RMB4,101 million borrowings recorded in short-term debts and long-term borrowings, respectively, were without collaterals and borrowed from well-known financial institutions.

(**)
As of December 31, 2022, RMB875 million and RMB6,953 million borrowings, were recorded in short-term debts and long-term borrowings, respectively, with collaterals of RMB19,765 million which mainly comprised of buildings, land use rights and certain subsidiary’s equity interests which is measured at fair value.

As of December 31, 2022, the long-term borrowings, including the portion due within one year which were recoded in “short-term debts”, will be repaid according to the following schedule:

As of December 31, 2022
(RMB in millions)
2023	885
2024	1,367
2025	3,360
2026	2,109
2027	7,619
2028 and thereafter	5,554

20,894

As of December 31, 2022, the Group had agreements with reputable commercial banks for unsecured revolving lines of credit, and increased its revolving lines of credit to RMB
131,367
million. The Group was in compliance with the financial covenants, if any, under those lines of credit as of December 31, 2022. As of December 31, 2022, under the lines of credit, the Group mainly had RMB
30,391
million reserved for the issuance of bank acceptance and RMB
2,331
million reserved for the bank guarantee.